DERIVATIVE INSTRUMENTS	6 Months Ended
Jun. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS

NOTE 8:-    DERIVATIVE INSTRUMENTS

During the six months ended June 30, 2019 and 2018, the Company recognized net income (loss) related to the effective portion of its hedging instruments. The effective portion of the hedged instruments has been included as an offset (addition) of payroll expenses and other operating expenses in the consolidated statement of income (loss) amounted to $226 and $(144) in the six months ended June 30, 2019 and 2018, respectively.

As of June 30, 2019 and 2018, the Company had outstanding forward contracts in the notional amount of $9,058 and $15,715, respectively. The fair value of derivative instruments in the condensed interim consolidated balance sheets amounted to $308 and $(320) as of June 30, 2019 and December 31, 2018, respectively.